Short-term Bank Borrowings - Range of Interest Rates of Bank Borrowings (Detail) - Fixed interest rate [member]	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Fixed-rate bank borrowings		4.40%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed-rate bank borrowings	4.10%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed-rate bank borrowings	4.40%